Organization and Nature of Operations - Additional Information (Detail) - USD ($)	Jan. 28, 2020	Jan. 17, 2020
Description Of Business Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Reimburse the other party's expenses		$ 1,000,000
Merger Agreement [Member]
Description Of Business Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Termination fee	$ 500,000
Merger Agreement [Member] | Maximum [Member]
Description Of Business Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Reimburse the other party's expenses	$ 350,000